Consolidated Statements of Changes in Equity - MXN ($) $ in Thousands	Capital Stock Issued	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (loss)	Shares Repurchased	Equity Attributable to Stockholders of the Company	Non-controlling Interests	Total
Beginning Balance of period at Dec. 31, 2017	$ 4,978,126	$ 15,889,819	$ 75,204,656	$ 4,599,147	$ (14,788,984)	$ 85,882,764	$ 13,995,150	$ 99,877,914
Cumulative adjustment for IFRS | Adoption of IFRS 9 - Expected credit losses			(167,028)			(167,028)	(35,436)	(202,464)
Cumulative adjustment for IFRS | Adoption of IFRS 15			1,599,452			1,599,452	785,203	2,384,655
Cumulative adjustment for IFRS | Adoption of IFRS 9 - New classification of Financial Instruments			(827,932)	827,932
Funding for acquisition of shares under the Long-term Retention Plan					(1,100,000)	(1,100,000)		(1,100,000)
Acquisition of non-controlling interests			(183,041)			(183,041)	(39,149)	(222,190)
Dividends			(1,068,868)			(1,068,868)	(1,276,562)	(2,345,430)
Cancellation of sale of shares	(70,361)		(2,694,201)		2,764,562
Repurchase of CPOs					(1,541,180)	(1,541,180)		(1,541,180)
Shares repurchased					(1,954,312)	(1,954,312)		(1,954,312)
Sale of shares			(446,542)		2,400,854	1,954,312		1,954,312
Share-based compensation			1,305,999			1,305,999		1,305,999
Comprehensive (loss) income			6,009,414	(999,592)		5,009,822	1,584,565	6,594,387
End balance of period at Dec. 31, 2018	4,907,765	15,889,819	78,731,909	4,427,487	(14,219,060)	89,737,920	15,013,771	104,751,691
Acquisition of non-controlling interests			766			766	(766)
Dividends			(1,066,187)			(1,066,187)	(1,598,153)	(2,664,340)
Reclassification due to partial disposition of Open Ended Fund			837,520	(837,520)
Repurchase of CPOs					(1,385,750)	(1,385,750)		(1,385,750)
Shares repurchased					(100,246)	(100,246)		(100,246)
Sale of shares			(1,585,963)		1,686,209	100,246		100,246
Share-based compensation			1,108,094			1,108,094		1,108,094
Comprehensive (loss) income			4,626,139	(2,269,516)		2,356,623	1,458,915	3,815,538
End balance of period at Dec. 31, 2019	4,907,765	15,889,819	82,652,278	1,320,451	(14,018,847)	90,751,466	14,873,767	105,625,233
Funding for acquisition of shares under the Long-term Retention Plan					(97,000)	(97,000)		(97,000)
Disposition of non-controlling interests in Sistema Radipolis							(291,897)	(291,897)
Dividends to non-controlling interests							(1,653,173)	(1,653,173)
Share of income in OCEN (see Note 10)			147,975			147,975		147,975
Cancellation of sale of shares			2,764,854		(2,764,854)
Repurchase of CPOs					(195,597)	(195,597)		(195,597)
Shares repurchased					(111,979)	(111,979)		(111,979)
Sale of shares			(997,174)		1,109,153	111,979		111,979
Share-based compensation			962,806			962,806		962,806
Comprehensive (loss) income			(1,250,342)	(16,877,299)		(18,127,641)	1,568,327	(16,559,314)
End balance of period at Dec. 31, 2020	$ 4,907,765	$ 15,889,819	$ 84,280,397	$ (15,556,848)	$ (16,079,124)	$ 73,442,009	$ 14,497,024	$ 87,939,033